Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,006
Previously Paid Amount	0
Total Fee Amount	20,715
Total Offset Amount	0
Net Fee	$ 20,715